PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Common Stock -100.4%

	Shares	Value
CONSUMER DISCRETIONARY -10.5%
AUTOMOBILES - 1.2%
Winnebago Industries, Inc.	36,467	$1,057,543

DIVERSIFIED CONSUMER SERVICES - 4.3%
Laureate Education, Inc. (a)	81,300	1,900,794
Perdoceo Education Corporation	60,600	1,981,014
		3,881,808
SPECIALTY RETAIL - 3.5%
Abercrombie & Fitch Co.	12,500	1,035,625
American Eagle Outfitters, Inc.	89,600	861,952
Buckle, Inc.	29,300	1,328,755
		3,226,332
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Crocs, Inc. (a)	13,610	1,378,421
TOTAL CONSUMER DISCRETIONARY		9,544,104

CONSUMER STAPLES - 4.4%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
Ingles Markets Inc.	32,583	2,065,111

FOOD PRODUCTS - 2.1%
Ingredion Incorporated	14,500	1,966,490
TOTAL CONSUMER STAPLES		4,031,601

ENERGY - 4.0%
ENERGY EQUIPMENT & SERVICES - 0.4%
NOV, Inc.	32,000	397,760

OIL, GAS & CONSUMABLE FUELS - 3.6%
CVR Energy, Inc.	67,000	1,798,950
Diamondback Energy, Inc.	10,670	1,466,058
		3,265,008
TOTAL ENERGY		3,662,768

	Shares	Value
FINANCIALS - 26.5%
BANKS - 22.0%
BOK Financial Corporation	18,164	$1,773,351
Colony Bankcorp, Inc.	122,079	2,010,641
Cullen/Frost Bankers, Inc.	15,300	1,966,662
Home Trust Bancshares, Inc.	56,600	2,117,406
International Bancshares Corporation	31,900	2,123,264
Northeast Bancorp	22,400	1,993,376
OFG Bancorp	46,700	1,998,760
South Plains Financial, Inc.	57,700	2,079,508
Southside Bancshares, Inc.	61,500	1,809,945
The Bank of N.T. Butterfield & Son Limited	50,700	2,244,996
		20,117,909
CONSUMER FINANCE - 2.4%
SLM Corporation	64,800	2,124,792

FINANCIAL SERVICES - 2.1%
EVERTEC Inc.	53,900	1,943,095
TOTAL FINANCIALS		24,185,796

HEALTH CARE - 4.9%
BIOTECHNOLOGY - 1.3%
Exelixis, Inc. (a)	26,300	1,159,173

PHARMACEUTICALS - 3.6%
Amphastar Pharmaceuticals, Inc. (a)	35,100	805,896
Harmony Biosciences Holdings, Inc. (a)	36,100	1,140,760
Supernus Pharmaceuticals, Inc. (a)	43,100	1,358,512
		3,305,168
TOTAL HEALTH CARE		4,464,341

INDUSTRIALS - 27.7%
AEROSPACE & DEFENSE - 1.8%
V2X, Inc. (a)	33,800	1,640,990

BUILDING PRODUCTS - 3.2%
Carlisle Companies Incorporated	3,500	1,306,900
Tecnoglass, Inc.	21,200	1,640,032
		2,946,932
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Ennis, Inc.	97,300	1,765,022

ELECTRICAL EQUIPMENT - 2.6%
Acuity Brands, Inc.	4,700	1,402,198
Regal Rexnord Corporation	6,789	984,133
		2,386,331
GROUND TRANSPORTATION - 2.0%
Covenant Logistics Group, Inc,	77,600	1,870,936

	Shares	Value
MACHINERY - 3.0%
Allison Transmission Holdings, Inc.	13,600	$1,291,864
Wabash National Corporation	132,100	1,404,223
		2,696,087
PROFESSIONAL SERVICES - 7.6%
Barrett Business Services, Inc.	41,700	1,738,473
CSG Systems International, Inc.	29,000	1,893,990
Kforce, Inc.	22,894	941,630
Maximus Inc.	12,700	891,540
Science Applications International Corporation	12,900	1,452,669
		6,918,302
TRADING COMPANIES & DISTRIBUTORS - 5.6%
Air Lease Corporation	32,000	1,871,680
Applied Industrial Technologies, Inc.	7,000	1,627,150
DNOW Inc. (a)	107,800	1,598,674
		5,097,504
TOTAL INDUSTRIALS		25,322,104

INFORMATION TECHNOLOGY - 7.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.2%
Arrow Electronics, Inc. (a)	12,700	1,618,361
ePlus, Inc. (a)	30,600	2,206,260
		3,824,621
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
MKS Instruments, Inc.	11,400	1,132,704

SOFTWARE - 2.4%
Progress Software Corporation	34,600	2,208,864
TOTAL INFORMATION TECHNOLOGY		7,166,189

MATERIALS -6.3%
CHEMICALS - 1.7%
Cabot Corporation	20,973	1,572,975

CONSTRUCTION MATERIALS - 1.5%
Eagle Materials Inc.	7,000	1,414,770

CONTAINERS & PACKAGING - 1.4%
Graphic Packaging Holding Co.	58,700	1,236,809

METALS & MINING - 1.7%
Lundin Mining Corporation	148,400	1,557,412
TOTAL MATERIALS		5,781,966

REAL ESTATE -8.3%
DIVERSIFIED REITS - 2.1%
Essential Properties Realty Trust, Inc.	60,700	1,936,937

HEALTH CARE REITS - 2.1%
Sabra Health Care REIT, Inc.	101,400	1,869,816

	Shares	Value
RETAIL REITS - 4.1%
Netstreit Corporation	125,600	$2,126,408
Phillips Edison & Company, Inc.	46,200	1,618,386
		3,744,794
TOTAL REAL ESTATE		7,551,547

TOTAL COMMON STOCK
(Cost $ 68,762,303)		91,710,416

SHORT TERM INVESTMENTS - 0.2%

	Par Value	Value
Money Market - 0.2%
UMB Money Market Special II, 4.25%(b)	198,677	$198,677
(Cost $ 198,677)

TOTAL INVESTMENTS - 100.6%
(Cost $ 68,960,980 )		91,909,093
OTHER ASSETS & LIABILITIES (NET) - (0.6)%		(574,777)
NET ASSETS - 100%		$91,334,316

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on June 30, 2025.
(c)	At June 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 69,594,264 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$25,045,176
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,730,347)

Net unrealized appreciation/(depreciation)	$22,314,829

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	27.7%
Financials	26.5%
Consumer Discretionary	10.5%
Real Estate	8.3%
Information Technology	7.8%
Materials	6.3%
Health Care	4.9%
Consumer Staples	4.4%
Energy	4.0%
Cash and Other Assets (Net)	-0.4%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Common Stock - 99.7%

	Shares	Value
COMMUNICATION SERVICES - 9.5%
INTERACTIVE MEDIA & SERVICES - 9.5%
Alphabet, Inc. Class A	80,839	$14,246,257
Meta Platforms, Inc.	24,165	17,835,945
TOTAL COMMUNICATION SERVICES		32,082,202

CONSUMER DISCRETIONARY - 9.1%
HOTELS, RESTAURANTS & LEISURE - 4.2%
Compass Group Plc(b)	239,611	8,271,372
Hilton Worldwide Holdings Inc.	22,873	6,091,995
		14,363,367
MULTILINE RETAIL - 1.4%
TJX Companies, Inc. (The)	37,125	4,584,566

RETAILING - 2.4%
Amazon.com, Inc. (a)	36,463	7,999,617

TEXTILES, APPAREL & LUXURY GOODS - 1.1%
LVMH Moët Hennessy-Louis Vuitton S.A.(b)	35,526	3,732,362

TOTAL CONSUMER DISCRETIONARY		30,679,912

CONSUMER STAPLES - 7.5%
BEVERAGES - 4.0%
Coca-Cola Company (The)	100,077	7,080,448
Constellation Brands, Inc.	25,237	4,105,555
Diageo plc(b)	23,369	2,356,530
		13,542,533
FOOD PRODUCTS - 1.5%
Nestle, S.A.(b)	51,088	5,074,060

HOUSEHOLD PRODUCTS - 2.0%
Unilever Plc(b)	109,767	6,714,447

TOTAL CONSUMER STAPLES		25,331,040

	Shares	Value
FINANCIALS - 4.2%
BANKS - 4.2%
U.S. Bancorp	155,200	$7,022,800
Wells Fargo & Company	89,868	7,200,224
TOTAL FINANCIALS		14,223,024

HEALTH CARE - 23.5%
HEALTH CARE EQUIPMENT & SUPPLIES - 7.3%
Abbott Laboratories	89,202	12,132,364
Intuitive Surgical, Inc. (a)	11,836	6,431,801
Thermo Fisher Scientific, Inc.	15,162	6,147,584
		24,711,749
HEALTH CARE PROVIDERS & SERVICES - 7.3%
CIGNA Corporation	13,906	4,597,046
Elevance Health Inc.	20,788	8,085,700
Quest Diagnostics Incorporated	21,982	3,948,627
UnitedHealth Group, Inc.	26,691	8,326,791
		24,958,164
PHARMACEUTICALS - 8.9%
Eli Lilly and Company	5,362	4,179,840
Haleon plc(b)	629,699	6,529,979
Johnson & Johnson	69,466	10,610,931
Merck & Co., Inc.	67,375	5,333,405
Novo Nordisk A/S(b)	49,965	3,448,584
		30,102,739

TOTAL HEALTH CARE		79,772,652

INDUSTRIALS - 4.9%
AEROSPACE & DEFENSE - 3.3%
Safran SA	34,220	11,082,637

MACHINERY - 1.6%
Otis Worldwide Corp.	56,210	5,565,914

TOTAL INDUSTRIALS		16,648,551

	Shares	Value
INFORMATION TECHNOLOGY - 41.0%
IT SERVICES - 22.0%
Accenture Plc	27,650	$8,264,309
Amadeus IT Group, S.A.(b)	28,362	2,400,560
Microsoft Corporation	38,624	19,211,964
Oracle Corporation	69,131	15,114,111
salesforce.com, inc.	26,389	7,196,016
SAP AG(b)	33,763	10,267,328
Visa, Inc.	34,231	12,153,716
		74,608,004
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.9%
ASML Holding N.V.	4,998	4,005,347
KLA-Tencor Corporation	5,636	5,048,391
Lam Research Corporation	88,533	8,617,802
Taiwan Semiconductor Manufacturing Co., Ltd.(b)	49,751	11,268,104
Texas Instruments, Inc.	55,686	11,561,527
		40,501,171
SOFTWARE - 2.0%
Dassault Systèmes SE(b)	79,398	2,875,002
Uber Technologies, Inc.	41,381	3,860,847
		6,735,849
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.1%
Apple, Inc.	83,676	17,167,805

TOTAL INFORMATION TECHNOLOGY		139,012,829

TOTAL COMMON STOCK
(Cost $ 272,338,555)		337,750,210

Short Term Investments - 0.4%

Money Market - 0.4%	Par Value	Value
UMB Money Market Special II, 4.25%(c)	1,292,403	$1,292,403
(Cost $ 1,292,403)

TOTAL INVESTMENTS - 100.1%
(Cost $ 273,630,958)		339,042,613

OTHER ASSETS & LIABILITIES (NET) - (0.1)%		(253,599)
NET ASSETS - 100%		$338,789,014

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on June 30, 2025.
(d)	At June, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 273,961,336 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$81,245,949
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,164,672)

Net unrealized appreciation/(depreciation)	$65,081,277

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	41.0%
Health Care	23.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Consumer Staples	7.5%
Industrials	4.9%
Financials	4.2%
CASH + other assets (net)	0.3%
100.0%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Common Stock - 94.0%

	Shares	Value
CHINA - 0.9%
CONSUMER DISCRETIONARY - 0.9%
BYD Company Limited (a)	2,363	$221,649

GERMANY - 9.7%
INDUSTRIALS - 4.0%
Kion Group AG(b)	17,691	981,011
INFORMATION TECHNOLOGY - 5.7%
Infineon Technologies AG	33,563	1,422,852

TOTAL GERMANY		2,403,863

IRELAND - 4.0%
INDUSTRIALS - 4.0%
Kingspan Group plc	11,741	995,070

JAPAN - 11.6%
INDUSTRIALS - 4.4%
Kurita Water Industries Ltd.	16,669	657,551
Yaskawa Electric Corporation	19,676	445,296
		1,102,847
INFORMATION TECHNOLOGY - 3.6%
Keyence Corporation	2,207	883,747
MATERIALS - 3.6%
Toray Industries, Inc.	129,635	886,521

TOTAL JAPAN		2,873,115

SWITZERLAND - 3.5%
INFORMATION TECHNOLOGY - 3.5%
Landis+Gyr Group AG	12,563	877,516

UNITED STATES - 64.3%
CONSUMER DISCRETIONARY - 1.3%
Rivian Automotive, Inc.(b)	24,766	340,285

	Shares	Value
INDUSTRIALS - 33.1%
Advanced Drainage Systems, Inc.	7,006	$804,709
American Superconductor Corporation(b)	35,356	1,297,212
Amprius Technologies, Inc.	66,786	281,169
Copart, Inc(b)	8,770	430,344
Deere & Company	1,039	528,321
Energy Recovery, Inc.(b)	50,935	650,949
GE Vernova Inc.(b)	2,294	1,213,870
IDEX Corporation	4,165	731,249
Primoris Services Corporation	9,399	732,558
Valmont Industries, Inc.	2,699	881,413
Veralto Corporation	6,755	681,917
		8,233,711
INFORMATION TECHNOLOGY - 21.1%
Badger Meter, Inc.	5,343	1,308,768
Cognex Corporation	16,066	509,614
First Solar, Inc.(b)	6,486	1,073,692
ON Semiconductor Corporation	9,423	493,859
Ouster, Inc.	24,134	585,250
Samsara Inc.	8,047	320,110
Trimble Navigation Limited(b)	12,576	955,524
		5,246,817
MATERIALS - 5.0%
Aspen Aerogels, Inc.(b)	114,486	677,757
MP Materials Corp.(b)	17,292	575,305
		1,253,062
UTILITIES - 3.8%
NextEra Energy, Inc.	13,516	938,281

TOTAL UNITED STATES		16,012,156

TOTAL COMMON STOCK
(Cost $ 20,748,504)		23,383,369

SHORT TERM INVESTMENTS - 5.7%	Par Value	Value
Money Market - 5.7%
UMB Money Market Special II, 4.25%(c)	1,415,410	$1,415,410
(Cost $ 1,415,410)

TOTAL INVESTMENTS - 99.7%
(Cost $ 22,163,914)		24,798,779
OTHER ASSETS & LIABILITIES (Net) - 0.3%		84,731
NET ASSETS - 100%		$24,883,510

(a)	ADR - American Depositary Receipts
(b)	Non-income producing security.
(c)	Percentage rate reflects seven-day effective yield on June 30, 2025.
(d)	At June 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 22,847,425 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,903,531
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,952,178)

Net unrealized appreciation/(depreciation)	$1,951,353

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	45.5%
Information Technology	33.9%
Materials	8.6%
Utilities	3.8%
Consumer Discretionary	2.2%
Cash and Other Assets (Net)	6.0%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Common Stock - 98.2%

	Shares	Value
BELGIUM - 1.2%
D’leteren S.A.	104,278	$22,326,925

CANADA - 6.9%
Canadian Tire Corporation	299,615	40,707,677
Lundin Mining Corporation	3,383,700	35,510,871
Magna International Inc.	661,291	25,511,439
Methanex Corporation	697,993	23,065,229
		124,795,216
CHILE - 0.8%
LATAM Airlines Group	712,579,800	14,397,788

CHINA -1.9%
Vipshop Holdings Limited (a)	2,217,700	33,376,385

COLOMBIA - 0.6%
Tecnoglass, Inc.	134,400	10,397,184

FRANCE - 13.5%
Capgemini SE	216,900	36,930,796
Ipsos	284,041	15,170,637
Michelin (CGDE)	877,500	32,487,792
Publicis Groupe	325,147	36,518,447
Sanofi S.A.	295,700	28,535,623
Teleperformance SE	264,700	25,578,242
TotalEnergies SE	502,800	30,749,947
Vinci SA	256,998	37,739,699
		243,711,183
GERMANY - 7.5%
Daimler Truck Holding AG	811,900	38,283,863
Deutsche Telekom AG	844,337	30,695,054
Hannover Rueck SE	108,000	33,874,398
Muenchener Rueckversicherungs-Gesellschaft	50,030	32,335,389
		135,188,704
IRELAND - 4.5%
Greencore Group plc	7,319,868	23,423,176
Jazz Pharmaceuticals plc(b)	267,700	28,408,324
Smurfit Westrock plc	685,546	29,581,310
		81,412,810

	Shares	Value
ITALY - 2.4%
Eni S.p.A.	2,233,100	$36,069,323
Trevi Finanziaria Industriale SpA(b)	16,519,624	6,370,110
		42,439,433
JAPAN - 15.0%
Daicel Corporation	1,654,300	13,852,164
Itochu Corporation	702,200	36,732,481
KDDI Corporation	1,910,800	32,806,840
Macnica Fuji Electronics Holdings Inc.	423,400	5,689,497
Marubeni Corporation	1,998,000	40,293,357
Mitsubishi UFJ Financial Group, Inc.	2,549,300	34,997,832
Orix Corporation	1,477,000	33,334,626
Sony Group Corporation	1,429,900	36,924,276
Takeda Pharmaceutical Company Limited	1,148,000	35,168,403
		269,799,476
NETHERLANDS -3.2%
JDE Peet’s N.V.	683,000	19,434,112
Koninklijke Ahold Delhaize N.V.	916,900	38,208,651
		57,642,763

NORWAY - 6.0%
DNB Bank ASA	1,305,530	35,941,842
SpareBank 1 SR-Norge ASA	1,064,668	19,505,464
Sparebanken Norge	1,121,814	17,747,801
Yara International ASA	959,700	35,278,556
		108,473,663
PUERTO RICO - 2.1%
Popular, Inc.	349,050	38,468,800

RUSSIA - 0.0%
ALROSA Company PJSC *(b)	41,136,300	5,260

SINGAPORE - 2.0%
United Overseas Bank Limited	1,279,247	36,156,781

SOUTH KOREA - 9.3%
F&F Co., Ltd.	204,631	11,978,252
Kia Motors Corporation	423,800	30,428,438
Samsung Electronics Company Limited	818,970	36,288,090
Shinhan Financial Group Co., Limited	906,300	41,232,084
SK Hynix, Inc.	218,100	47,188,204
		167,115,068
SPAIN - 3.0%
Bankinter, S.A.	1,464,800	19,051,513
Endesa, S.A.	1,108,000	34,973,729
		54,025,242
SWEDEN - 3.9%
Duni AB	1,051,700	10,295,854
Loomis AB, Class B	551,319	23,000,549
SKF AB-B	1,582,000	36,037,543
		69,333,946

	Shares	Value
SWITZERLAND - 3.7%
Barry Callebaut AG	27,407	$29,748,302
Novartis AG	300,650	36,323,506
		66,071,808
TAIWAN -1.6%
Chailease Holding Co., Limited	6,796,000	29,429,481

UNITED KINGDOM - 9.1%
Inchcape plc	2,090,203	20,796,045
International Consolidated Airlines Group S.A.	7,731,400	36,151,208
Linde plc	68,144	31,971,802
Mondi plc	1,646,444	26,967,465
Next plc	214,650	36,593,751
Nomad Foods Limited	610,400	10,370,696
		162,850,967

TOTAL COMMON STOCK
(Cost $ 1,308,820,568)		1,767,418,883

SHORT TERM INVESTMENTS - 0.1%

	Par Value	Value
Money Market - 0.1%
UMB Money Market Special II, 4.25%(c)	1,864,884	$1,864,884
(Cost $ 1,864,884)

TOTAL INVESTMENTS - 98.3%
(Cost $ 1,310,685,452)		1,769,283,767
OTHER ASSETS & LIABILITIES (NET) - 1.7%		29,583,970
NET ASSETS - 100%		$1,798,867,737

*	Fair Valued by Valuation Committee as delegated by Pear Tree Fund’s Trustees

(a)	ADR - American Depositary Receipts
(b)	Non-income producing security.
(c)	Interest rate reflects seven-day effective yield on June 30, 2025.
(d)	At June 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 1,319,542,270 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$576,123,595
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(126,382,098)

Net unrealized appreciation/(depreciation)	$449,741,497

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	20.7%
Industrials	17.0%
Consumer Discretionary	16.8%
Materials	10.9%
Health Care	7.1%
Information Technology	7.0%
Consumer Staples	6.7%
Communication Services	6.4%
Energy	3.7%
Utilities	1.9%
Cash and Other Assets (Net)	1.8%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Common Stock - 97.7%

	Shares	Value
BELGIUM - 3.7%
D’leteren SA	129,155	$27,653,330

BRAZIL - 3.3%
Equatorial Energia S.A.	3,842,326	25,315,605

CANADA - 5.9%
EQB Inc.	339,127	25,738,360
goeasy Ltd.	154,324	18,987,111
		44,725,471
CHINA - 2.5%
China MeiDong Auto Holdings Limited	12,666,000	3,662,652
Xinhua Winshare Publishing and Media Co., Limited	4,966,500	7,199,843
Zhongsheng Group Holdings	5,189,000	7,998,331
		18,860,826
COLOMBIA - 2.9%
Tecnoglass, Inc.	279,764	21,642,543

DENMARK - 1.8%
Ringkjoebing Landbobank A/S	64,000	13,976,525

FRANCE - 11.9%
Amundi	209,300	16,878,636
Elis S.A.	615,198	17,577,086
Ipsos	157,100	8,390,715
Rubis	525,600	16,917,422
Sopra Steria	85,700	20,803,803
Technip Energies N.V.	228,800	9,598,911
		90,166,573
GERMANY- 4.2%
Krones AG	56,800	9,334,429
Sixt SE	229,325	22,275,671
		31,610,100
HONG KONG - 2.6%
Kingboard Laminates Holdings, Ltd.	7,363,000	8,966,915
VSTECS Holdings Limited	10,673,360	10,564,587
		19,531,502
INDIA - 0.9%
Karnataka Bank Limited	950,000	2,167,520
Karur Vysya Bank Limited	1,540,700	4,806,423
		6,973,943
INDONESIA - 0.3%
PT. Pakuwon Jati Tbk	87,020,900	2,004,670

IRELAND - 2.5%
Glanbia plc	1,296,500	19,023,653

ITALY - 2.1%
De’Longhi SpA	483,936	16,189,900

	Shares	Value
JAPAN - 12.8%
Daicel Corporation	1,746,400	$14,623,357
Dowa Holdings Co., Limited	368,100	11,906,007
Kanematsu Corporation	686,400	13,041,814
Kyudenko Corporation	508,200	21,007,734
Mizuho Leasing Company, Limited	1,031,300	7,639,524
Open House Group Co., Limited	332,500	15,001,575
Sankyu Inc.	260,500	13,944,311
		97,164,322
NETHERLANDS - 3.1%
Aalberts N.V.	483,434	17,455,605
Signify N.V.	222,900	6,012,727
		23,468,332
NORWAY - 5.1%
SpareBank Nord-Norge	558,989	8,124,362
Sparebank 1 Oestlandet	217,488	4,183,115
SpareBank 1 SMN	446,428	8,555,614
SpareBank 1 SR-Bank ASA	489,426	8,966,628
Sparebanken Norge	568,692	8,997,064
		38,826,783
PORTUGAL - 2.2%
Redes Energéticas Nacionais, SGPS, S.A.	4,621,005	16,408,663

SINGAPORE - 1.0%
Venture Corporation, Limited	842,800	7,549,932

SOUTH KOREA - 5.1%
Doosan Bobcat	156,700	6,757,513
Orion Corporation	59,700	4,812,804
Poongsan Corporation	285,600	27,235,270
		38,805,587
SPAIN - 0.5%
CIE Automotive	135,700	3,886,700

SWEDEN - 3.1%
Hexpol AB	1,673,400	16,101,190
Loomis AB, Class B	182,361	7,607,942
		23,709,132
TAIWAN - 3.3%
Primax Electronics Limited	3,347,800	8,354,602
Sanyang Motor Co., Limited	7,746,000	16,466,747
		24,821,349
THAILAND - 5.1%
Thanachart Capital PCL	13,242,400	18,636,179
TISCO Financial Group	6,604,000	19,654,278
		38,290,457
UNITED KINGDOM - 11.8%
Berkeley Group Holdings plc	145,993	7,722,804
Coats Group plc	7,631,500	8,314,434
Computacenter plc	665,300	21,881,869
Hikma Pharmaceuticals plc	580,300	15,809,735
Inchcape plc	636,493	6,332,656
OSB Group plc	1,963,017	14,056,138
QinetiQ	2,200,400	15,544,829
		89,662,465

TOTAL COMMON STOCK
(Cost $ 528,347,263)		740,268,363

SHORT TERM INVESTMENTS - 1.9%

	Par Value	Value
Money Market - 1.9%
UMB Money Market Special II, 4.25% (a)	14,223,681	$14,223,681
(Cost $ 14,223,681)

TOTAL INVESTMENTS - 99.6%
(Cost $ 542,570,944)		754,492,044
OTHER ASSETS & LIABILITIES (NET) - 0.4%		3,354,401
NET ASSETS - 100%		$757,846,445

(a)	Interest rate reflects seven-day effective yield on June 30, 2025.
(b)	At June 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 548,870,809 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$217,390,225
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,768,990)

Net unrealized appreciation/(depreciation)	$205,621,235

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	23.9%
Industrials	22.7%
Consumer Discretionary	15.9%
Information Technology	10.3%
Materials	9.2%
Utilities	7.7%
Consumer Staples	3.2%
Health Care	2.1%
Energy	1.3%
Communication Services	1.1%
Real Estate	0.3%
Cash and Other Assets (Net)	2.3%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Common Stock - 95.6%

	Shares	Value
AUSTRALIA - 3.0%
Accent Group Limited	261,100	$238,701
Macquarie Group Limited	12,212	1,830,560
		2,069,261
BELGIUM - 3.9%
Anheuser-Busch InBev SA/NV	4,900	334,988
D’Ieteren S.A.	10,700	2,290,973
		2,625,961
BRAZIL - 3.0%
Equatorial Energia S.A.	312,217	2,057,078

CANADA - 8.6%
Alimentation Couche-Tard Inc.	31,100	1,542,806
EQB Inc.	25,877	1,963,959
goeasy Ltd.	12,326	1,516,518
Lundin Mining Corporation	80,200	841,674
		5,864,957
CHINA - 8.4%
Alibaba Group Holding Ltd.	125,200	1,751,205
China MeiDong Auto Holdings Limited	2,950,000	853,057
Midea Group Co., Ltd.	131,600	1,326,009
Zhejiang Supor Co.	130,100	951,216
Zhongsheng Group Holdings	543,000	836,981
		5,718,468

FRANCE - 9.4%
Capgemini SE	11,100	1,889,958
Ipsos	14,100	753,081
LVMH Moet Hennessy Louis Vuitton SE	1,295	675,850
Neurones S.A.	43,855	2,313,983
Sanofi S.A.	5,000	482,510
Teleperformance SE	3,000	289,893
		6,405,275

	Shares	Value
GERMANY - 3.4%
Bechtle AG	11,100	$518,321
Sixt SE	18,400	1,787,299
		2,305,620
HONG KONG - 2.0%
Kingboard Laminates Holdings, Ltd.	330,000	401,885
VSTECS Holdings Limited	976,000	966,054
		1,367,939
INDIA - 1.2%
Muthoot Finance Ltd.	26,494	810,606

INDONESIA - 2.0%
PT Bank Central Asia Tbk	1,034,100	552,561
PT Bank Rakyat Indonesia Tbk	3,480,646	801,824
		1,354,385
ITALY - 5.2%
SeSa S.p.A.	3,893	393,687
SOL S.p.A.	55,600	3,139,289
		3,532,976
JAPAN - 7.8%
FULLCAST HOLDINGS Co., Ltd.	68,400	807,380
JAC Recruitment Co., Ltd.	154,100	1,080,711
Kyudenko Corporation	15,100	624,197
NEXTAGE Co., Ltd.	92,900	1,122,942
Takeda Pharmaceutical Company Limited	17,800	545,294
Tri Chemical Laboratories Inc.	50,900	1,171,674
		5,352,198
MALAYSIA - 1.9%
Public Bank Bhd	676,400	692,384
Scientex Berhad	776,600	616,042
		1,308,426
MEXICO - 1.9%
Wal-Mart de Mexico, S.A.B. de C.V.	388,000	1,276,424

NETHERLANDS - 0.9%
JDE Peet’s N.V.	21,600	614,607

NORWAY - 2.9%
Sparebanken Norge	126,582	2,002,607

PERU - 1.2%
Credicorp Ltd.	3,600	804,672

PORTUGAL - 0.5%
Jerónimo Martins SGPS, SA	13,600	342,913

SINGAPORE - 2.2%
United Overseas Bank Limited	54,000	1,526,262

	Shares	Value
SOUTH AFRICA - 2.6%
AVI Limited	206,174	$1,092,051
FirstRand Limited	163,800	697,643
		1,789,694
SOUTH KOREA - 0.5%
Samsung Electronics Company Limited	8,108	359,261

SWITZERLAND - 6.1%
ALSO Holding AG	7,900	2,664,761
Barry Callebaut AG	1,110	1,204,824
Nestle S.A.	3,200	316,905
		4,186,490
TAIWAN - 8.5%
Chailease Holding Co., Ltd.	450,914	1,952,643
POYA International Co., Ltd.	40,680	699,074
Sanyang Motor Co., Ltd.	219,000	465,559
SINBON Electronics Co., Ltd.	173,300	1,296,250
Yageo Corporation	84,546	1,403,698
		5,817,224
THAILAND - 1.4%
Krungthai Card Public Company Limited	483,300	356,802
Muangthai Capital Public Company Limited	577,300	625,979
		982,781
UNITED KINGDOM - 6.3%
Computacenter plc	14,700	483,486
Cranswick plc	41,940	3,074,949
Oxford Instruments plc	14,749	383,228
Volution Group plc	40,700	329,638
		4,271,301
UNITED STATES - 0.8%
Euronet Worldwide, Inc. (a)	5,400	547,452

TOTAL COMMON STOCK
(Cost $ 54,052,475)		65,294,838

SHORT TERM INVESTMENTS - 4.0%

	Par Value	Value
Money Market - 4.0%
UMB Money Market Special II, 4.25%(b)	2,721,354	$2,721,354
(Cost $ 2,721,354)

TOTAL INVESTMENTS - 99.6%
(Cost $ 56,773,829)		68,016,192
OTHER ASSETS & LIABILITIES (Net) - 0.4%		265,782
NET ASSETS - 100%		$68,281,974

(a)	Non-income producing security.
(b)	Percentage rate reflects seven-day effective yield on June 30, 2025.
(c)	At June 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 56,931,805 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,394,064
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,309,677)

Net unrealized appreciation/(depreciation)	$11,084,387

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	24.4%
Information Technology	20.9%
Consumer Discretionary	16.4%
Consumer Staples	14.4%
Industrials	7.2%
Materials	6.7%
Utilities	3.0%
Health Care	1.5%
Communication Services	1.1%
Cash and Other Assets (Net)	4.4%
100.0%